Equity (Details 1) - shares	Dec. 31, 2019	Dec. 31, 2018
Composition of share capital in number of shares
Subtotal	8,063,829,714	6,719,858,095
Total outstanding shares	8,032,297,167	6,693,580,972
Common shares
Composition of share capital in number of shares
Subtotal	4,031,915,068	3,359,929,223
Total outstanding shares	4,025,272,105	3,354,393,420
Preferred shares
Composition of share capital in number of shares
Subtotal	4,031,914,646	3,359,928,872
Total outstanding shares	4,007,025,062	3,339,187,552
Treasury (common shares)
Composition of share capital in number of shares
Total outstanding shares	(6,642,963)	(5,535,803)
Treasury (preferred shares)
Composition of share capital in number of shares
Total outstanding shares	(24,889,584)	(20,741,320)